Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Fair Value Measurement Hierarchy for Assets and Liabilities
Quantitative disclosures fair value measurement hierarchy for assets and liabilities as of December 31, 2022:

Fair value measurement using
	Date of valuation		Quoted prices in active markets	Significant observable inputs
		Total	(Level 1)	(Level 2)
		RMB’000	RMB’000	RMB’000
Assets measured at fair value
Debt financial assets ( i ) :
Bills receivable	December 31, 2022	3,227,295	—	3,227,295

Quantitative disclosures fair value measurement hierarchy for assets and liabilities as of December 31, 2023:

Fair value measurement using
	Date of valuation			Quoted prices in active markets	Significant observable inputs
		Total	Total	(Level 1)	(Level 2)
		US$’000	RMB’000	RMB’000	RMB’000
Assets measured at fair value
Debt financial assets (i) :
Bills receivable	December 31, 2023	539,132	3,829,777	—	3,829,777

Note:

(i)
The fair values of the Group’s debt financial assets at fair value through OCI were measured using the discounted cash flows model. The model incorporates market observable input including the interest rate of similar instruments.